Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	5,000,000	5,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000
Common stock, shares issued	6,208,073	1,806,612
Common stock, shares outstanding	6,208,073	1,806,612
Common stock issuable shares	0	104,000
Next NRG Holding Corp [Member]
Common stock par value		$ 0.001
Common stock shares authorized		100,000
Common stock, shares issued		100,000
Common stock, shares outstanding		100,000
Series A Convertible Preferred Stock [Member]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	513,000	0
Preferred stock shares issued	363,000	0
Preferred stock shares outstanding	363,000	0
Series B Convertible Preferred Stock [Member]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	150,000	0
Preferred stock shares issued	140,000	0
Preferred stock shares outstanding	140,000	0
Series X Preferred Stock [Member] | Next NRG Holding Corp [Member]
Preferred stock par value	$ 0.00001	$ 0.00001
Preferred stock shares authorized	50,000,000	50,000,000
Preferred stock shares issued	1	0
Preferred stock shares outstanding	1	0
Common Class A [Member] | Next NRG Holding Corp [Member]
Common stock par value	$ 0.00001	$ 0.00001
Common stock shares authorized	500,000,000	500,000,000
Common stock, shares issued	17,700,000	0
Common stock, shares outstanding	15,000,000	0
Common Class B [Member] | Next NRG Holding Corp [Member]
Common stock par value	$ 0.00001	$ 0.00001
Common stock shares authorized	500,000,000	500,000,000
Common stock, shares issued	11,800,000	0
Common stock, shares outstanding	10,000,000	0